Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments
Schedule of financial instruments breakdown by category

		2019
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Cash and cash equivalents	15	—	698,618	—	698,618
Financial investments	16	—	58,775	—	58,775
Derivative financial instruments	17	—	17,249	2,275	19,524
Trade accounts receivable	19	107,995	69,236	—	177,231
Related parties	22	744	—	—	744
		108,739	843,878	2,275	954,892

		2019
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Loans and financing	26	1,508,557	—	—	1,508,557
Lease liabilities	25	34,384	—	—	34,384
Derivative financial instruments	17	—	19,300	2,518	21,818
Trade payables		414,080	—	—	414,080
Confirming payables		82,770	—	—	82,770
Use of public assets (i)		23,279	—	—	23,279
Related parties	22	834	—	—	834
		2,063,904	19,300	2,518	2,085,722

		2018
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Cash and cash equivalents	15	—	1,032,938	—	1,032,938
Financial investments	16	—	92,233	—	92,233
Derivative financial instruments	17	—	6,885	4,320	11,205
Trade accounts receivable	19	22,146	151,058	—	173,204
Related parties	22	740	—	—	740
		22,886	1,283,114	4,320	1,310,320

		2018
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Loans and financing	26	1,424,867	—	—	1,424,867
Derivative financial instruments	17	—	10,155	4,068	14,223
Trade payables		387,225	—	—	387,225
Confirming payables		70,411	—	—	70,411
Use of public assets (i)		22,126	—	—	22,126
Related parties	22	1,580	—	—	1,580
		1,906,209	10,155	4,068	1,920,432

(i)	Classified as Other liabilities in the consolidated balance sheet.